UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ---------------------------

Check here if Amendment ; Amendment Number:    1
                                               -----------------
  This Amendment (Check only one.):  [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        Charles E. Mather III
             --------------------------------------------
Address:     3819 The Oak Road
             --------------------------------------------
             Philadelphia, PA 19129
             --------------------------------------------

Form 13F File Number:  28-10247
                       ----------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
Title:     Attorney-in-fact
Phone:     (202) 778-9191

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-fact    Washington, D.C.   August 16, 2004
------------------------------------------    ----------------   ---------------
              [Signature]                      [City, State]          [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number         Name

   28-      04580               PNC Bank Delaware
   28-      10248               John C. Bennett Jr.
      -----------------       -------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2
                                              -----------------------------
Form 13F Information Table Entry Total:         1
                                              -----------------------------
Form 13F Information Table Value Total:         $5,928
                                              -----------------------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.         Form 13F File Number           Name
   1           28-04580                       PNC Bank Delaware
   2           28-10248                       John C. Bennett Jr.

                           FORM 13-F INFORMATION TABLE

   COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
---------------  --------------  ---------   ---------   ---------  ----  ----   ------------   ----------   ---------------------
                                               VALUE      SHRS OR   SH/   PUT/    INVESTMENT      OTHER         VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED    NONE
---------------  --------------  ---------   ---------   ---------  ----  ----   ------------   ----------   -----  -------  -----
Exxon Mobil Corp     Common      30231G102     $5,928     133,481   SH           Shared-other                                3,732

                                                                                 Shared-other    1,2                129,749














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